NOTES PAYABLE (Details) - MG Cleaners Llc [Member] - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 29, 2013
Notes payable:
Notes Payable	$ 361,646	$ 509,635	$ 545,897	$ 533,940	$ 467,714	$ 4,494
Current portion of secured notes payable	125,130	275,446	262,201	211,098
Notes payable - secured, net of current portion	236,516	234,189	$ 283,696	322,842
Secured Note October 2010 [Member]
Notes payable:
Notes Payable	255,120	274,077		301,469
Secured Note June 2012 [Member]
Notes payable:
Notes Payable		0		4,191
Secured Note July 2013 [Member]
Notes payable:
Notes Payable	0	4,494		9,678
Secured Note December 2014 [Member]
Notes payable:
Notes Payable	0	119,751		119,751
Secured Note January 2015 [Member]
Notes payable:
Notes Payable	0	24,075		33,914
Secured Note April 2015 [Member]
Notes payable:
Notes Payable	0	32,772		39,432
Secured Note August 2015 [Member]
Notes payable:
Notes Payable		54,466		$ 25,505
Secured Note January 2017 [Member]
Notes payable:
Notes Payable	58,544	0
Secured Note February 2017 [Member]
Notes payable:
Notes Payable	47,982	0
Secured Note June 2016 [Member]
Notes payable:
Notes Payable	$ 0	$ 54,466